May 4, 2019

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:    Document Control—EDGAR

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)

RiverSource RAVA 5 Advantage Variable Annuity

(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)

RiverSource RAVA 5 Select Variable Annuity

(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)

RiverSource RAVA 5 Access Variable Annuity

(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)

File Nos. 333-179335/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 12 filed on April 25, 2019.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel